UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 86.4%
CONSUMER DISCRETIONARY (f) - 8.1%
4,300	Amazon.com, Inc. (a)	6,223,562
231,840	ILG, Inc	7,212,543
50,200	Pool Corp.	7,340,244
163,000	RSP Permian, Inc. (a)	7,641,440
56,016	Tribune Media Co., Class A	2,269,208

		30,686,997

CONSUMER STAPLES (f) - 3.1%
74,900	Kraft Heinz Co. (The)	4,665,521
126,978	Pinnacle Foods, Inc.	6,869,510

		11,535,031

ENERGY(f) - 4.7%
62,200	Concho Resources, Inc. (a)	9,350,526
49,700	Pioneer Natural Resources Co.	8,537,466

		17,887,992

FINANCIAL - 16.2%
250,500	Bank of America Corp. (f)	7,512,495
310,028	CIT Group, Inc. (f)	15,966,442
102,000	Citigroup, Inc.	7,015,529
12,000	CME Group, Inc.	1,919,623
167,841	E*TRADE Financial Corp. (a) (f)	9,300,070
1,115,100	FGL Holdings (a)(b)(f)	11,318,265
135,000	LPL Financial Holdings, Inc. (f)	8,244,450

		61,276,874

HEALTHCARE (a) - 5.4%
228,300	Aimmune Therapeutics, Inc. (b)(f)	7,266,789
44,200	Bio-Rad Laboratories, Inc., Class A (f)	11,053,536
10,000	Edwards Lifesciences Corp.	1,399,337
58,893	UNUM Therapeutics, Inc.	706,716

		20,426,378

INDUSTRIALS - 10.2%
53,510	Parker-Hannifin Corp. (f)	9,151,815
333	Pendrell Corp. (b)	214,785
37,500	Raytheon Co. (f)	8,093,250
208,249	XPO Logistics, Inc. (a)(b)(f)	21,201,831

		38,661,681

INFORMATION TECHNOLOGY - 34.4%
50,000	Alibaba Group Holding, Ltd. ADR (a)	9,190,350
20,000	Broadcom, Ltd. (f)	4,713,000
226,343	CDK Global, Inc. (f)	14,336,566
119,500	Cognizant Technology Solutions Corp., Class A (f)	9,619,750
70,000	EPAM Systems, Inc. (a)(f)	8,016,400
35,000	Facebook, Inc., Class A (a)	5,610,832
59,000	FLIR Systems, Inc. (f)	2,950,590
207,400	Intel Corp. (f)	10,801,392
17,807	iQIYI, Inc. ADR (a)	320,526
46,200	LogMeIn, Inc. (f)	5,338,410
140,000	Micron Technology, Inc. (a)(f)	7,299,600
110,858	Microsoft Corp. (f)	10,118,010
60,000	Nutanix, Inc., Class A (a)	2,946,600
18,900	NVIDIA Corp. (f)	4,377,051
49,500	Palo Alto Networks, Inc. (a)(f)	8,985,240
34,000	Proofpoint, Inc. (a)(b)	3,864,100
96,500	RealPage, Inc. (a)(f)	4,969,750
136,584	Visa, Inc., Class A (f)	16,338,178

		129,796,345

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

MATERIALS - 1.4%
36,600	Praxair, Inc. (f)	5,281,380

REAL ESTATE (a) - 2.9%
462,779	Newmark Group, Inc., Class A (b)(f)	7,029,613
22,000	SBA Communications Corp., REIT	3,760,240

		10,789,853

	Total Common Stocks (Cost $304,488,508)	326,342,531

Contracts
Purchased Call Options - 0.1%
	Total Purchased Call Options (Cost $397,475)	330,750

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $92,094)	52,514

Shares
Registered Investment Companies – 1.8%
314,174	Highland Merger Arbitrage Fund, Class Z (c)	6,314,907
434,000	State Street Navigator Prime Securities Lending Portfolio, Premier (d)	434,000

	Total Registered Investment Companies (Cost $6,854,163)	6,748,907

Cash Equivalents - 17.5%
66,270,877	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.562%	66,270,877

	Total Cash Equivalents (Cost $66,270,877)	66,270,877

Total Investments – 105.8% (Cost $378,103,117)		399,745,579

Securities Sold Short - (40.4)%

Shares
Common Stocks - (27.7)%
CONSUMER DISCRETIONARY - (3.3)%
(433,657)	Discovery Communications, Inc., Class A (e)	(9,293,270)
(12,775)	Sinclair Broadcast Group, Inc., Class A	(399,857)
(50,000)	Starbucks Corp.	(2,897,968)

		(12,591,095)

CONSUMER STAPLES - (0.6)%
(37,634)	CVS Health Corp.	(2,341,211)

FINANCIAL - (5.8)%
(80,500)	Bank of the Ozarks, Inc.	(3,885,735)
(48,500)	BofI Holding, Inc. (e)	(1,965,705)
(25,000)	Chubb, Ltd.	(3,430,948)
(40,936)	Cincinnati Financial Corp.	(3,039,907)
(21,200)	FactSet Research Systems, Inc.	(4,227,704)
(279,328)	People’s United Financial, Inc.	(5,212,261)

		(21,762,260)

INDUSTRIALS - (4.8)%
(137,000)	Allison Transmission Holdings, Inc.	(5,351,220)
(40,000)	Emerson Electric Co.	(2,737,545)
(28,500)	JB Hunt Transport Services, Inc.	(3,338,775)
(54,691)	Johnson Controls International PLC	(1,927,311)
(16,000)	Rockwell Automation, Inc.	(2,809,826)
(14,782)	United Technologies Corp.	(1,859,871)

		(18,024,548)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

INFORMATION TECHNOLOGY - (8.5)%
(262,738)	ANGI Homeservices, Inc., Class A (e)	(3,567,982)
(52,600)	Check Point Software Technologies, Ltd. (e)	(5,225,284)
(9,600)	F5 Networks, Inc. (e)	(1,388,256)
(25,355)	KLA-Tencor Corp.	(2,763,949)
(224,986)	Marvell Technology Group, Ltd.	(4,724,706)
(202,208)	Match Group, Inc. (e)	(8,986,123)
(56,500)	Paychex, Inc.	(3,479,835)
(11,600)	ServiceNow, Inc. (e)	(1,919,220)

		(32,055,355)

MATERIALS - (2.2)%
(17,500)	Air Products & Chemicals, Inc.	(2,787,761)
(50,900)	PPG Industries, Inc.	(5,680,440)

		(8,468,201)

TELECOMMUNICATION SERVICES - (1.2)%
(130,228)	AT&T, Inc.	(4,642,628)

UTILITIES (d) - (1.3)%
(233,614)	Vistra Energy Corp.	(4,866,180)

	Total Common Stocks (Cost $103,845,990)	(104,751,478)

Exchange-Traded Funds - (12.7)%
(90,550)	Consumer Staples Select Sector SPDR Fund ETF	(4,765,646)
(65,600)	Energy Select Sector SPDR Fund ETF	(4,422,096)
(172,604)	Financial Select Sector SPDR Fund ETF	(4,758,692)
(59,500)	Health Care Select Sector SPDR Fund ETF	(4,843,300)
(15,000)	iShares Core S&P 500 ETF	(3,980,550)
(47,201)	iShares Nasdaq Biotechnology Index Fund ETF	(5,038,235)
(25,400)	iShares Transportation Average ETF	(4,750,435)
(14,597)	SPDR S&P 500 ETF Trust	(3,841,201)
(97,500)	SPDR S&P Oil & Gas Exploration & Production ETF	(3,433,950)
(78,000)	VanEck Vectors Semiconductor ETF	(8,133,840)
	Total Exchange-Traded Funds (Proceeds $49,002,507)	(47,967,945)

	Total Securities Sold Short (Proceeds $152,848,497)	(152,719,423)

Other Assets & Liabilities, Net - 34.6%		115,804,891

Net Assets - 100.0%		377,926,395

(a)	Non-income producing security.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $8,612,334. The loaned securities were secured with cash and securities collateral of $8,797,241. Collateral is calculated based on prior day’s prices.
(c)	Affiliated issuer. Assets with a total aggregate market value of $6,314,907, or 1.7% of net assets, were affiliated with the Fund as of March 31, 2018.
(d)	Represents investments of cash collateral received in connection with securities lending.
(e)	No dividend payable on security sold short.
(f)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $249,085,854.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Purchased options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Cost	Value
PURCASHED CALL OPTION:
SPDR S&P 500 ETF Trust	$268.00	Jefferies	May 2018	750	20,100,000	$397,475	$330,750

PURCHASED PUT OPTION:
United Technologies Corp.	$105.00	Jefferies	September 2018	242	2,541,000	92,093	52,514

Total Purchased Options Contracts						$489,568	$383,264

Written options contracts outstanding as of March 31, 2018 were as follows:
Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTION:
United Technologies Corp.	$125.00	Jefferies	September 2018	208	2,600,000	$(100,442)	$(182,000)

WRITTEN PUT OPTION:
SPDR S&P 500 ETF Trust	$260.00	Jefferies	May 2018	750	19,500,000	(362,531)	(394,500)

Total Written Options Contracts						$(462,973)	$(576,500)

Swap contracts outstanding as of March 31, 2018 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
DPS.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	February 8, 2019	USD	$4,696,563	$79	$49,031	$49,110
MSHDGBH	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	January 22, 2020		16,283,977	4,044	342,776	346,820
DST.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	February 8, 2019		4,991,195	130	23,162	23,292
WP.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	November 30, 2019		7,729,978	28	94,850	94,878
ABLX.BR	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	February 1, 2019	EUR	4,765,834	1,509	64,189	65,698
NXPI.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Morgan Stanley & Co.	February 4, 2019	USD	26,535,969	8	(813,527)	(813,519)
TWX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 24, 2019		11,911,069	2	(4,112)	(4,110)
DXC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 17, 2018 - January 8, 2019		17,214,682	448	36,892	37,340
GTO.AS	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 15, 2019	EUR	2,481,481	—	407	407

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

DISCK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 5, 2018	USD	9,537,678	3,990	(1,114,313)	(1,110,323)
DYN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 1, 2018		6,348,222	508	832,871	833,379
IAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 17, 2018		11,881,153	26	1,952,223	1,952,249
OA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 26, 2018		14,376,737	44	20,377	20,421
FLEX.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 14, 2018		7,307,878	198	(818,641)	(818,443)
ADP.O	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	August 3, 2018		6,646,351	70	82,096	82,166
MON.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	July 12, 2018		12,065,984	12	(446,830)	(446,818)
CAVM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 23, 2018		11,516,792	20	(1,170,464)	(1,170,444)
COL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 5, 2018		15,612,360	44	(302,168)	(302,124)
AET.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 9, 2019		8,435,812	21	(811,323)	(811,302)
BGC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 11, 2019		1,836,144	74	(1,302)	(1,228)
MSCC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	March 7, 2019		17,994,625	445	(705,210)	(704,765)
ORBK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	March 22, 2019		6,508,297	190	(220,998)	(220,808)
VR.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	January 25, 2019		13,967,624	280	27,531	27,811
XL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs & Co.	March 7, 2019		13,001,675	475	(102,995)	(102,520)

Total Long Equity TRS									$(2,972,833)

SHORT EQUITY INDEX TRS
MSXXNTCH	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	February 13, 2019	USD	$8,095,827	$(1,059)	$(22,694)	$(23,753)
MSHDSSFT	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	February 13, 2019		4,764,251	(91)	(243,497)	(243,588)
MSXXITHB	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	February 13, 2019		7,774,988	(242)	24,754	24,512
GSS7DPOS	1 Month USD LIBOR plus 0.50%	Quarterly	Goldman Sachs & Co.	February 15, 2019		4,277,272	37	52,295	52,332
MSQQUTML	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	May 22, 2019		7,389,425	(1,404)	55,911	54,507
MSHDCAPM	1 Month USD LIBOR plus 0.50%	Quarterly	Morgan Stanley & Co.	February 13, 2019		5,803,541	(5)	249,260	249,255

Total Short Equity TRS									$113,265

Total Return Swaps									$(2,859,568)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Genomic Biotechnology Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS Genomic Biotechnology Index MSHDGBH
Crispr Therapeutics Ag	26,592	$465,012	4.22%
G1 Therapeutics Inc	15,183	434,263	3.94%
Immunogen Inc	2,393	407,252	3.69%
Uniqure B.V.	5,998	404,213	3.67%
Spark Therapeuti	5,398	396,979	3.60%
Array Biopharma	5,675	387,954	3.52%
Dynavax Techs	5,847	379,868	3.44%
Loxo Oncology Inc	21,483	372,264	3.38%
Sarepta Tehrapeutics Inc	5,170	361,512	3.28%
Mirati Therapeutics	4,795	358,592	3.25%
Blueprint Medici	6,909	357,950	3.25%
Foundation Med	2,239	356,841	3.24%
Avexis Inc	5,953	350,640	3.18%
Editas Medicine	1,844	336,451	3.05%
Intellia Therapeutics Inc	4,647	333,362	3.02%
Regenxbio Inc	11,419	330,881	3.00%
Kura Oncology Inc. Common Stock	2,089	327,885	2.97%
Cellectis ADR	7,417	326,560	2.96%
Sangamo Therapeutics Inc	2,005	326,165	2.96%
Ultragenyx Pharmaceutical Inc	4,771	321,757	2.92%
Voyager Therapeutics Inc	8,230	305,252	2.77%
Abeona Therapeutics Inc	9,597	299,067	2.71%
Bluebird Bio	10,479	292,871	2.66%
Amicus Therapeutics Inc	3,186	289,825	2.63%
Madrigal Pharmaceuticals Inc	5,391	289,404	2.62%
Genomic Health	265	285,911	2.59%
Myokardia Inc	647	280,694	2.55%
Spectrum Pharmaceuticals Inc	3,907	259,588	2.35%
Audentes Therapeutics	3,440	245,201	2.22%
Myriad Genetics Inc	2,709	234,334	2.12%
Glycomimetic Inc	777	209,878	1.90%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Rocket Pharmaceuticals Inc	7,854	194,605	1.76%
Adverum Biotechnologies Inc	3,235	183,917	1.67%
Dicerna Pharmaceuticals Inc	4,714	162,153	1.47%
Casi Pharmaceuticals	5,536	159,276	1.44%
Total	463,944	11,028,377	100.00%

The following table represents the 50 largest equity basket holdings underlying the total return swap in MS (Morgan Stanley) US TMT Momentum Long Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
US TMT Momentum Long Index MSQQUTML
Micron Technology Inc	13,142	685,244	3.87%
Square Inc	13,900	683,885	3.87%
First Solar Inc	9,585	680,312	3.85%
Adobe Systems Inc	3,020	652,568	3.69%
Iac/Interactive Corp	4,167	651,592	3.68%
On Semiconductor Corp	26,413	646,065	3.65%
Red Hat Inc	4,285	640,714	3.62%
Grubhub Inc	6,282	637,420	3.60%
Netflix Inc	2,135	630,428	3.56%
Cognex Corp	11,774	612,139	3.46%
Nvidia Corp	2,631	609,399	3.44%
Arista Networks	2,359	602,352	3.40%
Amazon.Com Inc	415	600,334	3.39%
Paypal Holdings Inc	7,882	598,028	3.38%
Total Sys Svcs	6,794	586,093	3.31%
Activision Blizzard Inc	8,677	585,327	3.31%
Take Two	5,634	550,874	3.11%
Ipg Photonics Corp	2,352	548,909	3.10%
Wayfair Inc	8,105	547,305	3.09%
Cadence Design Systems	14,132	519,618	2.94%
Univ Display	4,926	497,521	2.81%
Paycom Software	4,479	481,025	2.72%
Ansys Inc	2,652	415,534	2.35%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

The New York Times Co A	13,954	336,301	1.90%
Hubspot Inc	2,668	288,974	1.63%
Ichor Holdings Ltd	10,017	242,513	1.37%
Ringcentral Inc	3,738	237,363	1.34%
Atlassian Corp Plc	4,402	237,346	1.34%
Pure Storage-A	11,003	219,514	1.24%
Epam Systems Inc	1,675	191,851	1.08%
World Wrestling Entertainment	4,827	173,831	0.98%
Entegris Inc	4,987	173,554	0.98%
2u Inc	2,036	171,064	0.97%
Extreme Networks	15,079	166,919	0.94%
Kemet Corp	8,993	163,034	0.92%
Ultra Clean Hld	8,235	158,516	0.90%
Electro Sci	8,022	155,057	0.88%
Qualys Inc	1,744	126,895	0.72%
Varonis Systems Inc	2,080	125,831	0.71%
Apptio Inc - Class A	4,175	118,328	0.67%
Rogers Corp	976	116,681	0.66%
Petmed Express,Inc Common Stock	2,769	115,600	0.65%
Hortonworks Inc	4,036	82,211	0.46%
Control4 Corp	3,201	68,749	0.39%
Novanta Inc	1,191	62,111	0.35%
Rapid7 Inc	2,380	60,858	0.34%
Quinstreet Inc	4,740	60,532	0.34%
Progress Soft	1,572	60,432	0.34%
Virtusa Corp	1,236	59,918	0.34%
Boingo Wireless Inc	2,167	53,676	0.30%
Total	297,644	17,690,342	100.00%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) Capital Markets Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS Capital Markets Index MSXXCAPM
Cme Group Inc	6,812	$1,101,726	5.70%
S&P Global Inc	5,650	1,079,414	5.59%
Charles Schwab	20,299	1,060,010	5.49%
Blackrock Inc	1,927	1,043,769	5.40%
Intercontinentalexchange Inc	13,915	1,009,111	5.22%
Northern Trust	9,460	975,618	5.05%
T Rowe Price Group Inc	9,031	975,129	5.05%
Goldman Sachs	3,741	942,159	4.88%
State Street Corp	9,397	937,146	4.85%
Bank Of New York Mellon	17,236	888,146	4.60%
Td Ameritrade Holding Corp	13,629	807,269	4.18%
Ameriprise Financial	5,095	753,748	3.90%
Blackstone Group Lp	22,962	733,632	3.80%
Nasdaq Inc	8,441	727,803	3.77%
Moody’s Corp	4,231	682,409	3.53%
Cboe Global Markets Inc	5,784	659,976	3.42%
Invesco Ltd	18,127	580,260	3.00%
Franklin Res	16,056	556,824	2.88%
Raymond James	4,421	395,266	2.05%
Msci Class A	2,643	395,022	2.05%
Affliated Mgrs	1,927	365,411	1.89%
Kkr & Co Lp	17,038	345,879	1.79%
Sei Invest Co	3,473	260,154	1.35%
Legg Mason Inc	6,069	246,717	1.28%
Eaton Vance	4,054	225,677	1.17%
Evercore Inc	2,578	224,771	1.16%
Bgc Partners Inc	16,585	223,074	1.15%
Lazard Ltd	4,044	212,535	1.10%
Ares Capital	10,571	167,769	0.87%
Fed Investors	4,366	145,825	0.75%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Stifel Fin Corp	2,429	143,856	0.74%
Waddell & Reed	6,511	131,588	0.68%
Moelis & Co	2,244	114,114	0.59%
Janus Henderson Group Plc	3,264	108,000	0.56%
Wisdomtree Investments Inc	10,502	96,300	0.50%
Total	294,512	19,316,106	100.00%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) High Beta Technology Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS High Beta Technology Index MSXXCAPM
Nvidia Corp	7,693	$1,781,622	7.16%
Fleetcor Technologies Inc	8,457	1,712,543	6.88%
Zendesk Inc	31,679	1,516,474	6.09%
Proofpoint Inc	13,235	1,504,158	6.04%
Cypress Semiconductor Corp	86,461	1,466,379	5.89%
Autodesk Inc	11,072	1,390,422	5.58%
Paycom Software	11,875	1,275,256	5.12%
Ciena Corp	46,870	1,213,933	4.88%
Zynga Inc	310,310	1,135,735	4.56%
First Data Corp	66,758	1,068,128	4.29%
Ringcentral Inc	16,700	1,060,450	4.26%
Univ Display	9,680	977,680	3.93%
Hubspot Inc	7,863	851,563	3.42%
Tech Data Corp	9,874	840,574	3.38%
Ncr Corp	24,556	774,005	3.11%
New Relic Inc	9,978	739,569	2.97%
Inphi Corp	23,399	704,310	2.83%
Arris International Plc	26,340	699,854	2.81%
Silicon Motion	11,889	572,099	2.30%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Interdigital Inc	7,272	535,219	2.15%
Verifone Systems Inc	27,838	428,148	1.72%
Netscout Sys	16,189	426,580	1.71%
Belden Inc	6,103	420,741	1.69%
Infinera Corp	34,880	378,797	1.52%
Envestnet Inc	5,213	298,705	1.20%
Sanmina Corporation Common Stock	10,322	269,920	1.08%
Diebold Nixdorf Inc	16,220	249,788	1.00%
Aci Worldwide Inc	8,789	208,475	0.84%
Anixter Intl	2,647	200,510	0.81%
Csg Syst Intl	4,340	196,559	0.79%
Total	874,502	$24,898,194	100.00%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) MS New Technology Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS New Technology Index MSXXCAPM
Netflix Inc	4,926	$1,455,036	7.05%
Nvidia Corp	5,565	1,288,884	6.25%
Twitter Inc	43,852	1,272,134	6.16%
Alibaba Group Holding Ltd	6,560	1,204,058	5.83%
Amazon.Com Inc	808	1,169,026	5.66%
Paypal Holdings Inc	15,387	1,167,420	5.66%
Square Inc	23,263	1,144,529	5.55%
Salesforce Com	8,962	1,042,290	5.05%
Baidu Inc	4,317	963,472	4.67%
Activision Blizzard Inc	13,714	925,141	4.48%
Servicenow	5,426	897,796	4.35%
Booking Holdings Inc	428	890,370	4.31%
Electronic Arts Inc	7,089	859,433	4.16%
Facebook Inc	5,304	847,544	4.11%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Shopify Inc	6,801	847,291	4.11%
Alphabet Inc Class A Common Stock	814	844,095	4.09%
Jd.Com Inc	20,069	812,593	3.94%
Tesla Inc	2,356	626,957	3.04%
Workday Inc-Class A	4,401	559,410	2.71%
Ctrip.Com Intl	11,430	532,875	2.58%
Expedia Group Inc	4,757	525,233	2.55%
Splunk Inc	3,447	339,107	1.64%
Proofpoint Inc	1,868	212,280	1.03%
Zillow Group Inc C	3,885	209,001	1.01%
Total	205,428	$20,635,973	100.00%

The following table represents the holdings underlying the total return swap in MS (Morgan Stanley) MS SMID Cap Software Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
MS SMID Cap Software Index MSXXCAPM
Splunk Inc	7,898	$777,084	9.35%
SS&C Technologies Inc	11,964	641,749	7.72%
Ptc Inc	8,068	629,385	7.57%
Tableau Software Inc	7,677	620,455	7.47%
Fortinet Inc	11,264	603,525	7.26%
Proofpoint Inc	5,218	593,026	7.14%
Veeva Sys Inc	7,464	545,021	6.56%
Fireeye Inc	30,663	519,125	6.25%
Cadence Design Systems	13,688	503,308	6.06%
Zendesk Inc	9,355	447,824	5.39%
Logmein Inc	3,794	438,397	5.27%
Ultimate Software	1,363	332,163	4.00%
Nuance Communications Inc	17,495	275,546	3.32%
Aspen Tech Inc	3,008	237,301	2.86%
New Relic Inc	2,947	218,432	2.63%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Medidata Solutions Inc	2,973	186,734	2.25%
Manhattan Assoc	4,419	185,068	2.23%
Qualys Inc	2,050	149,138	1.79%
Commvault systems Inc	2,212	126,526	1.52%
Imperva Inc	2,613	113,143	1.36%
Verint Sys Inc	2,373	101,090	1.22%
Microstrategy Inc	518	66,817	0.80%
Total	159,024	$8,310,855	100.00%

The following table represents the holdings underlying the total return swap in GS (Goldman Sachs) MS New Technology Index as of March 31, 2018.

Security Description	Share	Market Value as of 3/31/18	Percent of Basket’s Net Assets
GS Data Processing and Outsource Services Index GSS7DPOS
Fidelity National Information Services	7,469	$719,265	5.06%
Broadridge Financial Solutions Inc	6,207	680,846	4.79%
Fiserv Inc	9,116	650,062	4.58%
Jack Henry & Associates Inc	5,321	643,575	4.53%
Genpact Ltd	18,740	599,493	4.22%
Visa Inc	5,004	598,578	4.21%
Mastercard Inc	3,273	573,299	4.04%
CoreLogic Inc/United States	12,046	544,841	3.84%
ExlService Holdings Inc	9,492	529,369	3.73%
Total System Services Inc	6,051	521,959	3.67%
WEX Inc	3,321	520,135	3.66%
MAXIMUS Inc	7,493	500,083	3.52%
Global Payments Inc	4,368	487,119	3.43%
CSG Systems International Inc	10,458	473,643	3.33%
Convergys Corp	20,756	469,501	3.31%
Worldpay Inc	5,697	468,521	3.30%

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Equity Fund

Paychex Inc	7,594	467,714	3.29%
Conduent Inc	24,845	463,111	3.26%
Western Union Co/The	22,393	430,617	3.03%
Travelport Worldwide Ltd	26,165	427,536	3.01%
Automatic Data Processing Inc	3,283	372,555	2.62%
FleetCor Technologies Inc	1,776	359,640	2.53%
Black Knight Inc	7,628	359,279	2.53%
First Data Corp	21,024	336,384	2.37%
PayPal Holdings Inc	4,104	311,370	2.19%
Sabre Corp	14,174	304,032	2.14%
Euronet Worldwide Inc	3,600	284,112	2.00%
Alliance Data Systems Corp	1,220	259,689	1.83%
Sykes Enterprises Inc	8,325	240,926	1.70%
Square Inc	4,747	233,552	1.64%
DST Systems Inc	2,536	212,136	1.49%
Blackhawk Network Holdings Inc	3,638	162,619	1.14%
Total	291,864	$14,205,561	100.00%

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 108.0%
HEALTHCARE - 108.0%
Biotechnology - 42.1%
15,000	Aimmune Therapeutics, Inc. (a)(b)	477,450
5,000	Alexion Pharmaceuticals, Inc. (a)(b)	557,300
550,000	Amarin Corp. PLC ADR (a)(b)	1,655,500
110,000	Amicus Therapeutics, Inc. (a)(b)(c)	1,654,400
3,000	Avexis, Inc. (a)(b)	370,740
13,960	BioMarin Pharmaceutical, Inc. (a)(b)	1,131,737
4,800	Bluebird Bio, Inc. (b)(c)	819,600
90,923	Coherus Biosciences, Inc. (a)(b)	1,004,699
107,479	Gemphire Therapeutics, Inc. (a)(b)(c)	699,688
16,000	Global Blood Therapeutics, Inc. (b)	772,800
25,000	Immunomedics, Inc. (b)(c)	365,250
20,000	Insmed, Inc. (b)(c)	450,400
950,123	Minerva Neurosciences, Inc. (a)(b)	5,938,269
35,000	Radius Health, Inc. (b)(c)	1,257,900
6,000	Sage Therapeutics, Inc. (a)(b)	966,420
52,000	Shire PLC ADR (a)	7,768,280
10,450	UNUM Therapeutics, Inc.	116,100
20,000	Vertex Pharmaceuticals, Inc. (a)(b)	3,259,600

		29,266,133

Healthcare Equipment (a) - 10.1%
88,446	Abbott Laboratories	5,299,684
250	Intuitive Surgical, Inc. (b)	103,208
125,000	Nuvectra Corp. (b)	1,627,500

		7,030,392

Healthcare Facilities (a)(b) - 10.4%
32,000	Acadia Healthcare Co., Inc.	1,253,760
497,894	Quorum Health Corp.	4,072,773
108,000	Surgery Partners, Inc.	1,852,200

		7,178,733

Healthcare Services (a)(b) - 8.5%
40,123	Envision Healthcare Corp.	1,541,927
40,000	LHC Group, Inc.	2,462,400
34,409	MEDNAX, Inc.	1,914,172

		5,918,499

Life Sciences Tools & Services (a) - 11.5%
25,000	Agilent Technologies, Inc.	1,672,500
21,046	Bio-Rad Laboratories, Inc., Class A (b)	5,263,184
5,000	Thermo Fisher Scientific, Inc.	1,032,300

		7,967,984

Managed Healthcare (a) - 4.3%
5,000	Anthem, Inc.	1,098,500
7,000	Humana, Inc.	1,881,810

		2,980,310

Pharmaceuticals - 21.1%
40,000	AstraZeneca PLC ADR (c)	1,398,800
17,500	Clovis Oncology, Inc. (a)(b)	924,000
26,500	Collegium Pharmaceutical, Inc. (a)(b)	677,075
825,000	HLS Therapeutics, Inc. (b)	7,358,930
29,000	Merck & Co., Inc. (a)	1,579,630
58,478	Paratek Pharmaceuticals, Inc. (a)(b)	760,214
54,749	SteadyMed, Ltd. (b)	177,934

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Healthcare Fund

45,000	Zogenix, Inc. (a)(b)	1,802,250

		14,678,833

		75,020,884

	Total Common Stocks (Cost $72,401,934)	75,020,884

Preferred Stocks - 5.3%
INFORMATION TECHNOLOGY (d)(e)(i) - 5.3%
608,695	AMINO, Inc., Series C	3,713,040

	Total Preferred Stocks (Cost $3,499,996)	3,713,040

Rights - 0.1%
HEALTHCARE (b) - 0.1%
69,326	Wright Medical Group NV, expires 03/01/2019	92,204

	Total Rights (Cost $188,242)	92,204

Warrants - 0.8%
HEALTHCARE - 0.8%
Biotechnology (b) - 0.6%
1,717,910	Galena Biopharma Inc., expires 03/18/2020	2
118,797	Gemphire Therapeutics, Inc., expires 03/15/2022	375,028
178,571	Kadmon Holdings, Inc., expires 04/13/2018	8,959

		383,989

Life Sciences Tools & Services (b) - 0.1%
62,895	SteadyMed, Ltd., expires 04/25/2022	68,367

Pharmaceuticals (b) - 0.1%
255,000	SCYNEXIS, Inc., expires 04/25/2022	100,372

		552,728

	Total Warrants (Cost $—)	552,728

Contracts
Purchased Call Options (g) - 0.4%
	Total Purchased Call Options (Cost $572,426)	267,000

Purchased Put Options (g) - 1.6%
	Total Purchased Put Options (Cost $765,415)	1,100,900

Shares
Registered Investment Companies (f) - 2.7%
1,844,180	State Street Navigator Prime Securities Lending Portfolio, Premier	1,844,180

	Total Registered Investment Companies (Cost $1,844,180)	1,844,180

Cash Equivalents - 2.8%
Money Market Fund - 2.8%
1,925,609	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.00%, 12/31/2049	1,925,609

	Total Cash Equivalents (Cost $1,925,609)	1,925,609

Total Investments - 121.7% (Cost $81,197,802)		84,516,545

Securities Sold Short - (24.0)%
Common Stocks - (20.8)%
CONSUMER STAPLES (h) - (1.0)%
(10,987)	Walgreens Boots Alliance, Inc.	(719,319)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Healthcare Fund

HEALTHCARE - (19.8)%
Biotechnology (h) - (2.9)%
(2,500)	AnaptysBio, Inc.	(260,200)
(28,000)	Intercept Pharmaceuticals, Inc.	(1,722,560)

		(1,982,760)

Healthcare Equipment - (3.0)%
(9,200)	Abaxis, Inc.	(649,704)
(12,000)	Globus Medical, Inc., Class A (h)	(597,840)
(5,000)	Stryker Corp.	(804,600)

		(2,052,144)

Healthcare Facilities (h) - (1.0)%
(15,000)	LifePoint Hospitals, Inc.	(705,000)

Healthcare Services (h) - (1.8)%
(50,000)	Tenet Healthcare Corp.	(1,212,500)

Healthcare Technology (h) - (1.3)%
(67,500)	Quality Systems, Inc.	(921,375)

Managed Healthcare - (4.9)%
(20,000)	Centene Corp. (h)	(2,137,400)
(6,000)	UnitedHealth Group, Inc.	(1,284,000)

		(3,421,400)

Pharmaceuticals - (4.9)%
(4,500)	Eli Lilly & Co.	(348,165)
(95,872)	Roche Holding AG ADR	(2,744,336)
(20,000)	Teva Pharmaceutical Industries, Ltd. ADR	(341,800)

		(3,434,301)

	Total Common Stocks (Proceeds $14,282,441)	(14,448,799)

Exchange-Traded Funds - (3.2)%
(25,000)	SPDR S&P Biotech ETF	(2,193,250)
	Total Exchange-Traded Funds (Proceeds $2,188,192)	(2,193,250)

	Total Securities Sold Short (Proceeds $16,470,633)	(16,642,049)

Other Assets & Liabilities, Net - 2.3%		1,599,191

Net Assets - 100.0%		69,473,687

(a)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $62,303,170.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $5,807,516. The loaned securities were secured with cash and securities collateral of $5,884,876. Collateral is calculated based on prior day’s prices.
(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $3,713,040, or 5.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018. See Note 2.
(e)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$3,713,040	5.3%

(f)	Represents investments of cash collateral received in connection with securities lending.
(g)	Options are shown at market value.
(h)	No dividend payable on security sold short.
(i)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Long/Short Healthcare Fund

Purchased options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Abbott Laboratories	$65.00	Bank of America	May 2018	1,000	6,500,000	$113,704	$40,000
Amarin Corp. PLC	5.00	Bank of America	January 2019	2,000	1,000,000	315,130	176,000
Health Care Select Sector SPDR Fund ETF	92.00	Bank of America	April 2018	1,000	9,200,000	15,088	3,000
Merck & Co., Inc.	57.50	Bank of America	April 2018	1,000	5,750,000	128,504	48,000

						572,426	267,000

PURCHASED PUT OPTIONS:
Health Care Select Sector SPDR Fund ETF	$80.00	Bank of America	April 2018	500	4,000,000	27,544	45,500
Health Care Select Sector SPDR Fund ETF	81.00	Bank of America	June 2018	2,600	21,060,000	346,783	660,400
SPDR S&P Biotech ETF	86.00	Bank of America	June 2018	1,000	8,600,000	391,088	395,000

						765,415	1,100,900

Total Purchased Options Contracts						$1,337,841	$1,367,900

Written options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
Health Care Select Sector SPDR Fund ETF	$80.00	BECKCO	June 2018	2,000	16,000,000	$(219,864)	$(380,000)
Abbott Laboratories	60.00	BECKCO	May 2018	500	3,000,000	(133,075)	(101,000)
SPDR S&P Biotech ETF	81.00	BECKCO	June 2018	1,000	8,100,000	(162,908)	(229,000)

Total Written Options Contracts						$(515,847)	$(710,000)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Merger Arbitrage Fund

Shares		Value ($)
Common Stocks - 158.0%
CONSUMER DISCRETIONARY - 21.5%
136,612	8Point3 Energy Partners L.P. (b)	1,659,836
21,458	Capella Education Co. (b)	1,874,356
90,556	Discovery Communications, Inc., Class C (a)(b)	1,767,653
15,742	RLJ Entertainment, Inc. (a)(b)	70,210
47,767	RSP Permian, Inc. (a)	2,239,317
8,006	Tribune Media Co., Class A (b)	324,323

		7,935,695

CONSUMER STAPLES – 6.3% (b)
1,690	ASH Grove Cement Co.	890,630
30,000	Capitol Investment Corp. IV, UNIT (a)	303,600
113,600	Hennessy Capital Acquisition Corp. III (a)	1,124,640

		2,318,870

ENERGY - 8.1%
59,627	Alliance Holdings GP L.P. (b)	1,491,271
20,446	Archrock Partners L.P. (b)	249,850
275,000	Cona Resources, Ltd.	537,522
125,046	Gener8 Maritime, Inc. (a)(b)	706,510

		2,985,153

FINANCIAL – 60.2%
99,200	AmTrust Financial Services, Inc. (b)	1,221,152
58,700	Atlantic Acquisition Corp. (a)(b)	582,304
32,282	Avista Healthcare Public Acquisition Corp., Class A (a)(b)	322,497
36,967	Black Ridge Acquisition Corp. (a)(b)	357,101
45,000	CM Seven Star Acquisition Corp. (a)(b)	438,300
48,000	CM Seven Star Acquisition Corp., UNIT (a)(b)	492,000
43,355	Coastal Banking Co., Inc. (b)	930,832
3,350	Community Bank	887,750
68,100	Constellation Alpha Capital Corp. (a)(b)	673,509
41,948	FinTech Acquisition Corp. II (a)	416,963
13,105	FNB Bancorp (b)	482,133
50,000	Gordon Pointe Acquisition Corp., UNIT (a)(b)	517,500
60,000	Haymaker Acquisition Corp., UNIT (a)(b)	597,000
40,000	Industrea Acquisition Corp., UNIT (a)(b)	407,600
10,000	Industrea Acquisition Corp., Class A (a)(b)	98,100
26,648	Infinity Property & Casualty Corp. (b)	3,155,123
1,500	Jensyn Acquisition Corp. (a)	15,750
10,000	Kayne Anderson Acquisition Corp., UNIT (a)(b)	100,800
39,300	Kayne Anderson Acquisition Corp., Class A (a)(b)	384,747
48,100	KBL Merger Corp. IV (a)(b)	473,785
7,200	Landcadia Holdings, Inc. (a)	72,288
75,000	Legacy Acquisition Corp., UNIT (a)(b)	746,250
75,000	Leo Holdings Corp., UNIT (a)	750,000
48,100	Modern Media Acquisition Corp. (a)(b)	477,633
50,000	Mosaic Acquisition Corp., UNIT (a)(b)	503,000
50,304	National Energy Services Reunited Corp. (a)(b)	499,016
25,000	Nebula Acquisition Corp., UNIT (a)(b)	253,000
75,000	One Madison Corp., UNIT (a)(b)	750,000
49,000	Osprey Energy Acquisition Corp. (a)(b)	471,380
50,000	Platinum Eagle Acquisition Corp., UNIT (a)(b)	507,500
60,000	Regalwood Global Energy, Ltd., UNIT (a)(b)	604,800
45,000	Sentinel Energy Services, Inc., UNIT (a)(b)	446,400
96,390	Stellar Acquisition III, Inc. (a)(b)	996,672
50,000	Tiberius Acquisition Corp., UNIT (a)	505,000
24,700	Validus Holdings, Ltd. (b)	1,666,015
41,325	Vantage Energy Acquisition Corp., Class A (a)(b)	404,572

		22,208,472

HEALTHCARE (a) - 4.3%
19,500	Ablynx NV	1,069,121
50,000	DFB Healthcare Acquisitions Corp., UNIT	502,500

		1,571,621

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Merger Arbitrage Fund

INDUSTRIALS (b) - 7.9%
46,327	Chicago Bridge & Iron Co. NV	667,109
122,500	Hardinge, Inc.	2,244,200

		2,911,309

INFORMATION TECHNOLOGY (a) - 41.3%
50,800	Blackhawk Network Holdings, Inc. (b)	2,270,760
35,000	CommerceHub, Inc., Series A (b)	787,500
34,000	MuleSoft, Inc., Class A	1,495,320
50,785	NXP Semiconductor NV (b)	5,941,845
96,414	Oclaro, Inc.	921,718
617,001	Sigma Designs, Inc. (b)	3,825,406

		15,242,549

TELECOMMUNICATION SERVICES (a)(b) - 8.4%
36,767	Hawaiian Telcom Holdco, Inc.	980,944
251,200	magicJack VocalTec, Ltd.	2,110,080

		3,091,024

	Total Common Stocks (Cost $58,371,104)	58,264,693

Contracts
Purchased Call Options - 0.5%
	Total Purchased Call Options (Cost $276,396)	170,000

Purchased Put Options - 0.0%
	Total Purchased Put Options (Cost $18,880)	10,633

Shares
Cash Equivalents - 0.9%
333,794	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.562%	333,794

	Total Cash Equivalents (Cost $333,794)	333,794

Total Investments - 159.4% (Cost $59,000,174)		58,779,120

Securities Sold Short - (70.3)%
Common Stocks - (69.4)%
CONSUMER DISCRETIONARY - (12.2)%
(90,556)	Discovery Communications, Inc., Class A (c)	(1,940,615)
(23,964)	Penn National Gaming, Inc. (c)	(629,295)
(1,910)	Sinclair Broadcast Group, Inc., Class A	(59,783)
(18,639)	Strayer Education, Inc.	(1,883,471)

		(4,513,164)

CONSUMER STAPLES - (1.5)%
(8,994)	CVS Health Corp.	(559,517)

ENERGY - (17.5)%
(87,967)	Alliance Resource Partners L.P.	(1,552,618)
(130,711)	Archrock, Inc.	(1,143,721)
(15,285)	Concho Resources, Inc. (c)	(2,297,794)
(90,934)	Euronav NV	(753,210)
(113,824)	McDermott International, Inc. (c)	(693,188)

		(6,440,531)

FINANCIAL - (9.1)%
(30,735)	CVB Financial Corp.	(695,840)
(38,066)	Kemper Corp.	(2,169,762)
(12,918)	TriCo Bancshares	(480,808)

		(3,346,410)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Merger Arbitrage Fund

HEALTHCARE (c) - (5.5)%
(32,736)	LHC Group, Inc.	(2,015,228)

INDUSTRIALS - (1.4)%
(4,093)	United Technologies Corp.	(514,981)

INFORMATION TECHNOLOGY - (14.6)%
(46,022)	ANGI Homeservices, Inc., Class A (c)	(624,979)
(8,711)	KLA-Tencor Corp.	(949,586)
(7,432)	Lumentum Holdings, Inc. (c)	(474,162)
(83,516)	Marvell Technology Group, Ltd.	(1,753,836)
(29,588)	Match Group, Inc. (c)	(1,314,891)
(2,418)	salesforce.com, Inc. (c)	(281,213)

		(5,398,667)

TELECOMMUNICATION SERVICES - (3.3)%
(24,876)	AT&T, Inc.	(886,829)
(23,979)	Cincinnati Bell, Inc. (c)	(332,109)

		(1,218,938)

UTILITIES (c) - (4.3)%
(76,865)	Vistra Energy Corp.	(1,601,098)

	Total Common Stocks (Proceeds $26,192,288)	(25,608,534)

Exchange-traded Funds - (0.9)%
(3,000)	VanEck Vectors Semiconductor ETF	(312,840)
	Total Exchange-Traded Funds (Proceeds $315,503)	(312,840)

	Total Securities Sold Short (Proceeds $26,507,791)	(25,921,374)

Other Assets & Liabilities, Net - 10.9%		4,019,967

Net Assets - 100.0%		36,877,713

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales and or written option contracts. The market value of the securities pledged as collateral was $48,851,444.
(c)	No dividend payable on security sold short.

Purchased options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED CALL OPTIONS:
Monsanto Co.	$120.00	Jefferies	July 2018	500	6,000,000	$276,396	$170,000

PURCHASED PUT OPTIONS:
United Technologies Corp.	$105.00	Jefferies	September 2018	49	514,500	18,880	10,633

Total Purchased Options Contracts						$295,276	$180,633

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Merger Arbitrage Fund

Written options contracts outstanding as of March 31, 2018 were as follows:

Description	Exercise Price	Counterparty	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Monsanto Co.	$125.00	Jefferies	July 2018	500	6,250,000	$(116,101)	$(65,000)
United Technologies Corp.	$125.00	Jefferies	September 2018	42	525,000	(20,294)	(36,750)

						(136,395)	(101,750)

WRITTEN PUT OPTIONS:
Monsanto Co.	$105.00	Jefferies	July 2018	600	6,300,000	(108,568)	(126,000)

Total Written Options Contracts						$(244,963)	$(227,750)

The Fund had the following futures contracts, for which $64,054 was pledged as collateral, open at March 31, 2018:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Futures:
Canadian Dollar Future	June 2018	7	$(543,375)	$(1,879)
EURO FX Future	June 2018	16	(1,235,850)	5,307

				$3,428

The Fund had the following swaps contracts, for which $1,200,000 was pledged as collateral, open at March 31, 2018:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
GTO.AS	1 Month EUR EURIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 28, 2018	EUR	$599,738	$69	$721	$790
TWX.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 24, 2019	USD	2,274,043	1	324	325
OA.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	September 20, 2018		3,046,280	15	6,299	6,314
DYN.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 1, 2018		1,405,339	34	179,210	179,244
ABLX.BR	1 Month EUR EURIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	February 1, 2019	EUR	918,850	14	12,677	12,691
DPS.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 15, 2019	USD	1,095,822	26	9,506	9,532
SRX.AX	1 Month AUD BBR plus 0.50%	Upon Maturity	Goldman Sachs International	February 5, 2019	AUD	3,069,096	8	15,075	15,083
CONA.TO	1 Month CAD CDOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 11, 2019	CAD	355,310	24	9,673	9,697
VLA.AX	1 Month AUD BBR plus 0.50%	Upon Maturity	Goldman Sachs International	March 4, 2019	AUD	1,393,554	4	6,558	6,562
IAC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	October 17, 2018	USD	1,619,524	23	243,357	243,380

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Merger Arbitrage Fund

SIGM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 12, 2018	USD	$1,325,849	$44	$(143,292)	$(143,248)
MSCC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 8, 2019		5,302,130	13	(141,265)	(141,252)
ORBK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 21, 2019		2,246,557	9	(81,265)	(81,256)
XL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 8, 2019		3,050,795	13	(20,145)	(20,132)
COL.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 27, 2018		3,752,472	45	(71,770)	(71,725)
IPCC.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 8, 2019		605,237	8	(3,086)	(3,078)
VR.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 29, 2019		1,687,240	9	(1,110)	(1,101)
OCLR.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	March 28, 2019		196,188	7	(3,262)	(3,255)
APLP.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	January 4, 2019		1,058,993	54	(151,020)	(150,966)
PNK.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 20, 2018		1,771,803	19	(57,562)	(57,543)
CAVM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	November 23, 2018		3,366,435	—	(329,964)	(329,964)
BGC.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 6, 2018		1,125,913	37	2,884	2,921
AFAM.OQ	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 27, 2018		2,044,530	87	(50,021)	(49,934)
AET.N	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs International	December 12, 2018		1,998,995	81	(183,264)	(183,183)

Total Long Equity TRS									$(750,098)

Total Total Return Swaps									$(750,098)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. Senior Loans (a) - 54.3%
CONSUMER DISCRETIONARY - 2.7%
1,666,667	Truck Hero, Inc. Second Lien Term Loan, 3-month LIBOR + 8.250% 04/21/2025	1,685,417

CONSUMER PRODUCTS - 2.0%
1,220,855	Laureate Education, Inc.1-month LIBOR + 3.500% 04/26/2024	1,228,912

ENERGY - 16.1%
2,376,418	Azure Midstream Energy LLC Term Loan B, 1-month LIBOR + 7.500% 11/15/2018	2,332,858
3,227,482	Chief Exploration & Development LLC Second Lien Term Loan, 3-month LIBOR + 6.500% 05/16/2021	3,210,005
3,738,682	Fieldwood Energy LLC First Lien Last Out Term Loan, 1-month LIBOR + 7.125% 09/30/2020	3,593,808
844,278	Traverse Midstream Partners LLC Term Loan, 3-month LIBOR + 4.000% 09/27/2024	850,213

		9,986,884

FINANCIAL - 4.0%
2,554,393	Walter Investment Management Corp. Tranche B Term Loan B, 1-month LIBOR + 6.000% 06/30/2022	2,491,606

HEALTHCARE - 3.6%
697,756	Quorum Health Corporation Term Loan B, 1-month LIBOR + 6.750% 04/29/2022	714,056
1,482,310	U.S. Renal Care, Inc. Term Loan B, 3-month LIBOR + 4.250% 12/31/2022	1,490,952

		2,205,008

HOUSING - 1.6%
974,684	84 Lumber Company Term Loan B, 1-month LIBOR + 5.250% 10/25/2023	988,086

MANUFACTURING - 1.5%
933,333	VC GB Holdings, Inc. Second Lien Term Loan, 1-month LIBOR + 8.000% 02/28/2025	947,333

MEDIA & TELECOMMUNICATIONS (b) - 3.2%
2,500,000	iHeartCommunications, Inc. Tranche D Term Loan	1,982,387

RETAIL - 9.3%
2,476,864	Academy, Ltd. Term Loan B, 3-month LIBOR + 4.000% 07/01/2022	1,982,730
558,140	Neiman Marcus Group, Inc. (The), 1-month LIBOR + 3.250% 10/25/2020	483,790
3,862,052	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 (b)	1,514,484
1,755,990	Toys ‘R’ Us-Delaware, Inc. Term Loan B4, 1-month LIBOR + 8.750% 01/18/2019	1,760,380

		5,741,384

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Opportunistic Credit Fund

SERVICE - 3.1%
2,000,000	Advantage Sales & Marketing, Inc. Second Lien Term Loan, 3-month LIBOR + 6.500% 07/25/2022	1,926,430

TELECOMMUNICATIONS (c)(d) - 1.4%
	TerreStar Corporation
821,454	Term Loan A, 11.000% PIK, 02/27/2020	819,811
19,263	Term Loan C, 11.000% PIK, 02/27/2020	19,263

		839,074

TRANSPORTATION - 3.1%
258,065	American Traffic Solutions, Inc.1-month LIBOR + 7.750% 02/23/2026	261,453
1,622,169	Gruden Acquisition, Inc. Term Loan, 3-month LIBOR + 5.500% 08/18/2022	1,643,801

		1,905,254

UTILITIES - 2.7%
1,623,513	Granite Acquisition, Inc. Second Lien Term Loan B, 3-month LIBOR + 7.250% 12/19/2022	1,646,347
15,190,310	Texas Competitive Electric Holdings Co., LLC Non Extended Escrow Loan (e)	45,571

		1,691,918

	Total U.S. Senior Loans (Cost $35,105,267)	33,619,693

Foreign Denominated Or Domiciled Senior Loans (a) - 5.6%
CANADA - 0.9%
559,688	Sandvine Corporation Term Loan B, 3-month LIBOR + 5.750% 09/21/2022	558,288

LUXEMBOURG - 4.7%
	Evergreen Skills Lux S.a.r.l.
1,302,197	First Lien Initial Term Loan, 1-month LIBOR + 4.750% 04/28/2021	1,260,963
1,925,079	Second Lien Initial Term Loan, 1-month LIBOR + 8.250% 04/28/2022	1,675,426

		2,936,389

	Total Foreign Denominated or Domiciled Senior Loans (Cost $3,070,725)	3,494,677

Collateralized Loan Obligations (g)(h) - 8.0%
1,000,000	Acis CLO, Ltd. Series 2014-5A, Class E1, 3-month LIBOR + 6.520%, FRN 11/01/2026 (f)	1,001,500
2,500,000	Ballyrock CLO LLC Series 2014-1A, Class D, 3-month LIBOR + 5.000%, FRN 10/20/2026	2,506,250
1,000,000	Eaton Vance CLO, Ltd. Series 2013-1A, Class DR, 3-month LIBOR + 7.600%, FRN 01/15/2028	1,033,390
383,660	Highland Park CDO I, Ltd. Series 2006-1A, Class A2, 3-month LIBOR + 0.400%, FRN 11/25/2051 (f)	372,150

	Total Collateralized Loan Obligations (Cost $4,685,604)	4,913,290

Corporate Bonds & Notes - 4.9%
ENERGY (g) - 0.0%
464	Sable Permian Resources LLC/AEPB Finance Corp. 7.38%, 11/01/2021	346

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Opportunistic Credit Fund

HEALTHCARE (i) - 2.2%
453,000	Quorum Health Corp. 11.63%, 04/15/2023	482,445
900,000	Surgery Center Holdings, Inc. 6.75%, 07/01/2025 (g)	877,500

		1,359,945

INFORMATION TECHNOLOGY - 2.3%
2,500,000	Avaya, Inc. (b)	—
1,505,000	Intelsat Jackson Holdings SA 9.75%, 07/15/2025 (g)	1,409,056

		1,409,056

RETAIL (g) - 0.0%
700	Guitar Center, Inc. 6.50%, 04/15/2019	701

UTILITIES (b) - 0.4%
2,437,000	Ocean Rig UDW, Inc. (b)(c)(d)(g)	168,153
15,307,000	Texas Competitive Electric Holdings Co., LLC (e)	53,574
3,506,000	Texas Competitive Electric Holdings Co., LLC (e)	12,271
467,000	Texas Competitive Electric Holdings Co., LLC (e)	1,635
3,000,000	Texas Competitive Electric Holdings Co., LLC (e)	15,000

		250,633

	Total Corporate Bonds & Notes (Cost $4,329,752)	3,020,681

Foreign Corporate Bonds & Notes - 0.7%
CANADA - 0.7%
USD
500,000	Valeant Pharmaceuticals International, Inc. 6.13%, 04/15/2025 (g)	433,375

NETHERLANDS - 0.0%
USD
317,982	Celtic Pharma Phinco BV (b)(c)(d)	—

	Total Foreign Corporate Bonds & Notes (Cost $641,367)	433,375

Shares
Common Stocks - 22.9%
COMMERCIAL & PROFESSIONAL SERVICES (i) - 0.0%
24	Pendrell Corp.	15,480

CHEMICALS (j) - 4.6%
105,492	MPM Holdings, Inc.	2,811,362

ENERGY - 0.0%
1	Arch Coal, Inc., Class A	92

FINANCIAL (j) - 0.9%
11,732	Ditech Holding Corp. (i)	105,471
2,895,971	Gambier Bay LLC (k)	456,115

		561,586

INFORMATION TECHNOLOGY (i)(j) - 2.3%
62,130	Avaya Holdings Corp.	1,391,712

MATERIALS (c)(d)(j) - 3.3%
6,632	OmniMax International, Inc.	2,031,126

MEDIA (j) - 1.0%
6,363	Metro-Goldwyn-Mayer, Inc., Class A (l)	623,574

TELECOMMUNICATIONS (c)(d)(j)(l) - 2.3%
5,082	TerreStar Corporation	1,416,556

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Opportunistic Credit Fund

UTILITIES (j) - 8.5%
3,322	Entegra TC LLC, Class A (c)(d)	26,244
253,272	Vistra Energy Corp.	5,275,656

		5,301,900

	Total Common Stocks (Cost $17,899,968)	14,153,388

Preferred Stocks - 1.7%
FINANCIAL (f)(g)(h) - 1.7%
1,500	Grayson CLO, Ltd., Series II	612,225
1,000	Westchester CLO, Ltd.	464,867

		1,077,092

	Total Preferred Stocks (Cost $1,443,577)	1,077,092

Units
Rights - 0.2%
UTILITIES (j) - 0.2%
253,272	Texas Competitive Electric Holdings Co., LLC	141,199

	Total Rights (Cost $848,378)	141,199

Warrants - 0.1%
FINANCIAL (i)(j) - 0.0%
19,989	Ditech Holding Corp.	9,995
15,861	Ditech Holding Corp.	3,965

		13,960

INFORMATION TECHNOLOGY (j) - 0.1%
10,195	Avaya Holdings Corp.	56,072

	Total Warrants (Cost $14,311)	70,032

Principal Amount ($)
Registered Investment Companies (m) - 3.9%
2,419,243	State Street Navigator Prime Securities Lending Portfolio, Premier	2,419,243

	Total Registered Investment Companies (Cost $2,419,243)	2,419,243

Shares
Cash Equivalents - 1.8%
MONEY MARKET FUND - 1.8%
1,084,667	State Street Institutional U.S. Government Money Market Fund, Premier Class 1.56%	1,084,667

	Total Cash Equivalents (Cost $1,084,667)	1,084,667

Total Investments - 104.1% (Cost $71,542,859)		64,427,337

Other Assets & Liabilities, Net - (4.1)%		(2,542,926)

Net Assets - 100.0%		61,884,411

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2018. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(b)	The issuer is, or is in danger of being, in default of its payment obligation.
(c)	Classified as Level 3 within the three-tier fair value hierarchy. Please see Note 2 for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland Opportunistic Credit Fund

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,481,153, or 7.2% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2018. See Note 2.
(e)	Represents value held in escrow pending future events. No interest is being accrued.
(f)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2018, these securities amounted to $8,879,513 or 14.3% of net assets.
(h)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2018. Current LIBOR rates include 1 month which is equal to 1.88% and 3 months equal to 2.31%.
(i)	Securities (or a portion of securities) on loan. As of March 31, 2018, the market value of securities loaned was $2,323,152. The loaned securities were secured with cash and securities collateral of $3,282,073. Collateral is calculated based on prior day’s prices.
(j)	Non-income producing security.
(k)	Affiliated issuer. Assets with a total aggregate market value of $456,115, or 0.7% of net assets, were affiliated with the Fund as of March 31, 2018.
(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$623,574	1.0%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,416,556	2.3%

(m)	Represents investments of cash collateral received in connection with securities lending.

GLOSSARY: (abbreviations that may be used in the preceding statements)(unaudited)

Currency Abbreviations:

AUD	Austrailian Dollar
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound
USD	United States Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund

Underlying Instrument Abbreviations:

ABLX.BR	Ablynx NV
ACX.AX	Aconex Ltd.
ADP.O	Automatic Data Processing
AET.N	Aetna, Inc.
AFAM.OQ	Almost Family, Inc.
APLP.OQ	Archrock Partners LP
BGC.N	General Cable Corp.
CAVM.OQ	Cavium, Inc.
COL.N	Rockwell Collins, Inc.
CONA.TO	Cona Resources, Ltd.
FLEX.OQ	Flex Ltd.
GSS7DPOS	Data Proc & Outs Svs
GTO.AS	Gemalto
IAC.OQ	IAC/InteractiveCorp
IPCC.OQ	Infinity Property & Casualty
MON.N	Monsanto Co.
MSCC.OQ	Microsemi Corp.
MSHDSSFT	Morgan Stanley SMID Cap Software Index
MSXXITHB	Morgan Stanley High Beta Technology Index
MSXXNTCH	Morgan Stanley Index

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2018	Highland Funds I

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with five portfolios that were offered as of March 31, 2018, each of which is non-diversified. This report includes information for the nine months ended March 31, 2018 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Merger Arbitrage Fund (the “Merger Arbitrage Fund”), and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland/iBoxx Senior Loan ETF is reported separately.

On September 6, 2017, the Board of Trustees approved an agreement and plan of reorganization pursuant to which Highland Floating Rate Opportunities Fund, a previous series in the Trust, would re-domicile into the sole series of a newly-formed Massachusetts business trust, Highland Floating Rate Opportunities Fund II. The re-domiciling was effective on September 25, 2017.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services which have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, but not limited to: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2018, the Funds’ investments consisted of senior loans, asset-backed securities, corporate bonds and notes, foreign bonds, sovereign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades, including trades in similar securities, with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2018 is as follows:

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$326,342,531	$326,342,531	$—	$—
Registered Investment Companies	6,748,907	6,748,907	—	—
Cash Equivalents	66,270,877	66,270,877	—	—
Purchased Call Options	330,750	330,750	—	—
Purchased Put Options	52,514	52,514	—	—
Swap Contracts Outstanding	3,914,177	—	3,914,177	—

Total Assets	403,659,756	399,745,579	3,914,177	—

Liabilities
Securities Sold Short(1)	(152,719,423)	(152,719,423)	—	—
Other Financial Instruments
Written Call Options Contracts	(182,000)	(182,000)	—	—
Written Put Options Contracts	(394,500)	(394,500)	—	—
Swap Contracts Outstanding	(6,773,745)	—	(6,773,745)	—

Total Liabilities	(160,069,668)	(153,295,923)	(6,773,745)	—

Total	$243,590,088	$246,449,656	$(2,859,568)	$—

(1)	See Investment Portfolio detail for industry breakout.

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Common Stocks
Healthcare
Biotechnology	29,266,133	29,266,133	—	—
Healthcare Equipment	7,030,392	7,030,392	—	—
Healthcare Facilities	7,178,733	7,178,733	—	—
Healthcare Services	5,918,499	5,918,499	—	—
Life Sciences Tools & Services	7,967,984	7,967,984	—	—
Managed Healthcare	2,980,310	2,980,310	—	—
Pharmaceuticals	14,678,833	14,678,833	—	—
Preferred Stocks(1)	$3,713,040	$—	$—	$3,713,040
Rights
Healthcare	92,204	92,204	—	—
Warrants
Healthcare
Biotechnology	383,989	—	383,989	—
Life Sciences Tools & Services	68,367	—	68,367	—
Pharmaceuticals	100,372	—	100,372	—
Purchased Call Options	267,000	267,000	—	—
Purchased Put Options	1,100,900	1,100,900	—	—
Registered Investment Companies	1,844,180	1,844,180	—	—
Cash Equivalents	1,925,609	1,925,609	—	—

Total Assets	84,516,545	80,250,777	552,728	3,713,040

Liabilities
Securities Sold Short(1)	(16,642,049)	(16,642,049)	—	—
Other Financial Instruments
Written Put Options Contracts	(710,000)	(710,000)	—	—

Total Liabilities	(17,352,049)	(17,352,049)	—	—

Total	$67,164,496	$62,898,728	$552,728	$3,713,040

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Merger Arbitrage Fund
Assets
Common Stocks(1)	$58,264,693	$58,264,693	$—	$—
Purchased Call Options	170,000	170,000	—	—
Purchased Put Options	10,633	10,633	—	—
Cash Equivalents	333,794	333,794	—	—
Short Futures(2)	5,307	5,307
Swap Contracts Outstanding	486,539	—	486,539	—

Total Assets	59,270,966	58,784,427	486,539	—

Liabilities
Securities Sold Short(1)	(25,921,374)	(25,921,374)	—	—
Other Financial Instruments
Written Call Options Contracts	(101,750)	(101,750)	—	—
Written Put Options Contracts	(126,000)	(126,000)	—	—
Short Futures(2)	(1,879)	(1,879)	—	—
Swap Contracts Outstanding	(1,236,637)	—	(1,236,637)	—

Total Liabilities	(27,387,640)	(26,151,003)	(1,236,637)	—

Total	$31,883,326	$32,633,424	$(750,098)	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at March 31, 2018	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Consumer Discretionary	$1,685,417	$—	$1,685,417	$—
Consumer Products	1,228,912	—	1,228,912	—
Energy	9,986,884	—	9,986,884	—
Financial	2,491,606	—	2,491,606	—
Healthcare	2,205,008	—	2,205,008	—
Housing	988,086	—	988,086	—
Manufacturing	947,333	—	947,333	—
Media & Telecommunications	1,982,387	—	1,982,387	—
Retail	5,741,384	—	5,741,384	—
Service	1,926,430	—	1,926,430	—
Telecommunications	839,074	—	—	839,074
Transportation	1,905,254	—	1,905,254	—
Utilities	1,691,918	—	1,691,918	—
Foreign Denominated or Domiciled Senior Loans	3,494,677	—	3,494,677	—
Collateralized Loan Obligations	4,913,290	—	4,913,290	—
Corporate Bonds & Notes
Energy	346	—	346	—
Healthcare	1,359,945	—	1,359,945	—
Information Technology	1,409,056	—	1,409,056	—
Retail	701	—	701	—
Utilities	250,633	—	82,480	168,153
Foreign Corporate Bonds & Notes(1)	433,375	—	433,375	—	(2)
Common Stocks
Commercial & Professional Services	15,480	15,480	—	—
Chemicals	2,811,362	2,811,362	—	—
Energy	92	92	—	—
Financial	561,586	105,471	456,115	—
Information Technology	1,391,712	1,391,712	—	—
Materials	2,031,126	—	—	2,031,126
Media	623,574	—	623,574	—
Telecommunications	1,416,556	—	—	1,416,556
Utilities	5,301,900	5,275,656	—	26,244
Preferred Stocks(1)	1,077,092	—	1,077,092	—
Rights	141,199	—	141,199	—
Warrants				—
Financial	13,960	—	13,960	—
Information Technology	56,072	56,072	—	—
Registered Investment Companies	2,419,243	2,419,243	—	—
Cash Equivalents	1,084,667	1,084,667	—	—

Total	$64,427,337	$13,159,755	$46,786,429	$4,481,153

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

The tables below set forth a summary of changes in the Long/Short Healthcare Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2018. The Long/Short Equity Fund and Merger Arbitrage Fund had no Level 3 assets as of March 31, 2018.

	Balance as of June 30, 2017	Transfers into Level 3	Transfers out of Level 3	Net Amortization (Accretion) of Premium/ (Discount)	Net Realized Gain/ (Losses)	Net Unrealized Gains/ (Losses)	Net Purchases	Net (Sales)	Balance as of March 31, 2018	Change in Unrealized Gain/(Loss) on Level 3 securities still held at period end
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$6,484,500	$—	$(7,358,930)	$—	$—	$874,430	$—	$—	$—	$—
Preferred Stock
Information Technology	3,573,040	—	—	—	—	140,000	—	—	3,713,040	140,000
Master Limited Partnerships	95,059	—	—	—	—	(95,059)	—	—	—	—

Total	$10,152,599	$—	$(7,358,930)	$—	$—	$919,371	$—	$—	$3,713,040	$140,000

	Balance as of June 30, 2017	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Held at period end
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$753,734	$—	$—	$—	$—	$625	$84,715	$—	$839,074	$625
Corporate Bonds & Notes
Utilities	—	168,153	—	—	—	—	—	—	168,153	—
Common Stocks
Metals & Minerals	2,655,889	—	—	—	—	(624,763)	—	—	2,031,126	(624,763)
Telecommunications	1,605,709	—	—	—	—	(189,153)	—	—	1,416,556	(189,153)
Utilities	77,469	—	—	—	—	14,509	—	(65,734)	26,244	9,983
Master Limited Partnerships	12,549	—	—	—	—	(12,549)	—	—	—	—

Total	$5,105,350	$168,153	$—	$—	$—	$(811,331)	$84,715	$(65,734)	$4,481,153	$(803,308)

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates without observable inputs and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the period ended March 31, 2018, a net amount of $168,153 of the Opportunistic Credit Fund’s portfolio investments were transferred from Level 2 to Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates that are unobservable. Transfers from Level 2 to 3 were due to a decline in market activity (e.g. frequency of trades), which resulted in a reduction of available market inputs to determine price.

For the period ended March 31, 2018, a net amount of $7,358,930 and $68,367 of the Long/Short Healthcare Fund portfolio investments were transferred from Level 3 to Level 1 and from Level 2 to Level 1, respectively. Transfers from Level 3 to Level 1 and from Level 2 to Level 1 were due to increase in observable pricing inputs as compared to the previous period.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Highland Long/Short Healthcare Fund

Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
Preferred Stock	$3,713,040	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.25x - 3.75x
			Multiple of NFY+1 Total Revenue	3.75x - 4.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	32.5%
			Terminal Multiple	3.0x
			Minority Discount	20%
		Implied Enterprise Value Indications	Weightings	10% - 40%
			Discount for Lack of Marketability	15%

Total	$3,713,040
Highland Opportunitistic Credit Fund
Category	Market Value at 3/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$839,074	Discounted Cash Flow	Discount Rate	11.1%
			Spread Adjustment	0.1%
		Cost Price	N/A	N/A
Corporate Bonds	168,153	Liquidation Analysis	Claim Amount: Percent of Par	6.9%
Common Stocks	3,473,926	Multiples Analysis	Price/MHz-PoP	$0.120 - $0.550
			Risk Discount	25%
			Multiple of EBITDA	6.75x - 8.25x
		Discounted Cash Flow	Discount Rate	11% - 12%
			Minority Discount	20%
			Terminal Multiple	7.0x
			Discount for Lack of Marketability	15%
			Scenario Probabilities	15% - 70%
			Illiquidity Discount	10%

Total	$4,481,153

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

At March 31, 2018, the Merger Arbitrage Fund held futures contracts as detailed in the notes to the Fund’s Investment Portfolio. Merger Arbitrage Fund entered into futures transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, and to gain market exposure for residual and accumulating cash positions. Cash held as collateral for futures contracts classified as restricted cash.

For the period ended March 31, 2018, the Long/Short Equity Fund, Long/Short Healthcare Fund and the Opportunistic Credit Fund did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2018	Highland Funds I

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund for the period ended March 31, 2018:

Long/Short Equity Fund

Issuer	Shares at June 30, 2017	Beginning Value as of June 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	293,864	$6,417,998	$419,315	$—	$—	$(522,406)	6,314,907	314,174	$419,315

Opportunistic Credit Fund
Issuer	Shares at June 30, 2017	Beginning Value as of June 30, 2017	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ Depreciation	Ending Value as of March 31, 2018	Shares at March 31, 2018	Affiliated Income
Other Affiliates
Gambier Bay LLC (Common Stocks)(1)	2,867,299	$630,806	$28,672	$—	$—	$(203,363)	456,115	2,895,971	$28,673

(1)	Includes the value of iHeart Communications, Inc. bonds as of June 30, 2017 and subsequent activity.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2018, based on cost of investments, derivatives and cash equivalents for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$27,075,676	$(11,730,320)	$15,345,356	$238,412,907
Long/Short Healthcare Fund	3,097,131	(3,225,565)	(128,434)	68,002,929
Merger Arbitrage Fund	1,020,058	(1,627,370)	(607,312)	33,459,572
Opportunistic Credit Fund	2,905,134	(13,240,687)	(10,335,553)	74,762,890

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 94.0%

AEROSPACE — 3.2%
	Accudyne Industries Borrower S.C.A./Accudyne Industries LLC, Initial Term Loan, 1st Lien,
2,493,734	VAR LIBOR USD 3 Month+3.250%, 08/18/24	2,510,729
	Transdigm Inc., New Tranche Term Loan E,
4,388,972	VAR LIBOR USD 3 Month+2.750%, 05/14/22 (e)	4,399,155
	Transdigm Inc., New Tranche Term Loan F,
10,663,169	VAR LIBOR USD 3 Month+2.750%, 06/09/23 (e)	10,705,663
	Transdigm Inc., New Tranche Term Loan G,
494,961	VAR LIBOR USD 3 Month+2.500%, 08/22/24	497,126

		18,112,673

AIRLINES — 1.0%
	American Airlines, Inc., 2017 Replacement Term Loan,
5,500,000	VAR LIBOR USD 3 Month+2.000%, 06/27/20	5,515,043

BUILDING MATERIALS — 3.0%
	ABC Supply Company, Term Loan B-1,
5,463,703	VAR LIBOR USD 3 Month+2.500%, 10/31/23	5,483,427
	Forterra Finance LLC, Replacement Term Loan,
3,479,817	VAR LIBOR USD 3 Month+3.000%, 10/25/23	3,224,277
	Ply Gem Holdings, Term Loan B, 1st Lien,
2,631,579	VAR LIBOR USD 3 Month+3.750%, 04/12/25 (e)	2,618,421
	Quikrete Holdings Inc., Initial Loan, 1st Lien,
5,711,587	VAR LIBOR USD 3 Month+2.750%, 11/15/23 (e)	5,742,743

		17,068,868

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

CHEMICALS — 2.8%
	H.B. Fuller Company, Cov-Lite, Term Loan B, 1st Lien,
6,383,960	VAR LIBOR USD 3 Month+2.000%, 10/20/24	6,422,679
	Ineos US Finance LLC, New 2024 Dollar Term Loan,
4,887,750	VAR LIBOR USD 3 Month+2.000%, 03/31/24	4,907,907
	Univar USA Inc., Term Loan B3, 1st Lien,
5,000,000	VAR LIBOR USD 3 Month+2.500%, 07/01/24 (e)	5,039,450

		16,370,036

CONSTRUCTION — 1.5%
	Brand Energy & Infrastructure Services Inc., Cov-Lite, Initial Term Loan, 1st Lien,
8,378,894	VAR LIBOR USD 3 Month+4.250%, 06/21/24	8,463,228

CONSUMER PRODUCTS — 1.5%
	Brickman Group Ltd. LLC, Initial Term Loan, 1st Lien,
4,089,158	VAR LIBOR USD 3 Month+3.000%, 12/18/20	4,118,415
	Revlon Consumer Products Corp, Term Loan B, 1st Lien,
5,423,691	VAR LIBOR USD 3 Month+3.500%, 09/07/23	4,289,244

		8,407,659

ENERGY — 2.6%
	Energy Transfer Equity L.P., Refinanced Loan, 1st Lien,
5,125,232	VAR LIBOR USD 3 Month+2.000%, 02/02/24	5,121,541
	Seadrill Partners Finco LLC, Initial Term Loan, 1st Lien,
6,966,227	VAR LIBOR USD 3 Month+6.000%, 02/21/21 (e)	5,877,754
	Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien,
3,788,555	VAR LIBOR USD 3 Month+4.000%, 09/27/24	3,815,189

		14,814,484

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

FINANCIAL — 2.0%
	Avolon Term Loan B2,
11,687,354	VAR LIBOR USD 3 Month+2.250%, 03/21/22	11,706,229

FOOD & BEVERAGE — 1.8%
	Pinnacle Foods Finance LLC, Term Loan B, 1st Lien,
3,839,513	VAR LIBOR USD 3 Month+1.750%, 02/02/24	3,861,763
	US Foods Inc., Initial Term Loan, 1st Lien,
6,467,089	VAR LIBOR USD 3 Month+2.500%, 06/27/23	6,517,435

		10,379,198

GAMING/LEISURE — 6.0%
	Boyd Gaming Corp, Term Loan B,
3,476,507	VAR LIBOR USD 3 Month+2.500%, 09/15/23	3,498,444
	CityCenter Holdings LLC, Term Loan B, 1st Lien,
4,367,000	VAR LIBOR USD 3 Month+2.500%, 04/18/24	4,391,040
	Golden Nugget Inc., Initial B Term Loan, 1st Lien,
2,984,837	VAR LIBOR USD 3 Month+3.250%, 10/04/23	3,014,880
	MGM Growth Properties Operating Partnership LP, Term Loan B,
3,934,635	VAR LIBOR USD 3 Month+2.000%, 04/25/23 (e)	3,950,000
	Scientific Games International Inc., Term Loan B5, 1st Lien,
4,100,133	VAR LIBOR USD 3 Month+2.750%, 08/14/24 (e)	4,119,691
	Seaworld Parks & Entertainment Inc., Term Loan B5, 1st Lien,
3,234,921	VAR LIBOR USD 3 Month+3.000%, 04/01/24	3,227,174
	Station Casinos LLC, Facility Term Loan B, 1st Lien,
2,500,000	VAR LIBOR USD 3 Month+2.500%, 06/08/23	2,510,413
	VICI Properties 1 LLC, Term Loan B, 1st Lien,
6,000,000	VAR LIBOR USD 3 Month+2.000%, 12/20/24	6,025,950

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

GAMING/LEISURE — 6.0% (continued)
	Wyndham Hotels & Resorts, Term Loan B, 1st Lien,
3,846,154	VAR LIBOR USD 3 Month+1.750%, 03/29/25 (e)	3,846,154

		34,583,746

HEALTHCARE — 5.2%
	CHS/Community Health Systems Inc., Cov-Lite, Term Loan G, 1st Lien,
1,786,244	VAR LIBOR USD 3 Month+2.750%, 12/31/19	1,746,678
	CHS/Community Health Systems Inc., Cov-Lite, Term Loan H, 1st Lien,
3,271,368	VAR LIBOR USD 3 Month+3.000%, 01/27/21	3,151,194
	Grifols Worldwide Operations USA Inc., Term Loan B, 1st Lien,
8,415,000	VAR LIBOR USD 3 Month+2.250%, 01/31/25	8,454,256
	HCA Inc., Term Loan B10,
3,000,000	VAR LIBOR USD 3 Month+2.000%, 03/13/25	3,026,475
	Mallinckrodt International Finance S.A., Cov-Lite, Term Loan B, 1st Lien,
4,784,236	VAR LIBOR USD 3 Month+2.750%, 09/24/24	4,771,295
	Surgery Center Holdings Inc., Initial Term Loan, 1st Lien,
4,481,241	VAR LIBOR USD 3 Month+3.250%, 09/02/24	4,485,722
	US Renal Care, Cov-Lite, Initial Term Loan, 1st Lien,
4,473,331	VAR LIBOR USD 3 Month+4.250%, 12/30/22	4,499,410

		30,135,030

INFORMATION TECHNOLOGY — 8.1%
	Avaya Inc., Initial Term Loan, 1st Lien,
7,596,248	VAR LIBOR USD 3 Month+4.750%, 12/15/24 (e)	7,660,019
	BMC Software Finance Inc., Term Loan B2,
5,984,962	VAR LIBOR USD 3 Month+3.250%, 09/10/22 (e)	6,022,009
	Infor (US) Inc., Term Loan B6,
6,939,759	VAR LIBOR USD 3 Month+2.750%, 02/01/22	6,963,389

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

INFORMATION TECHNOLOGY — 8.1% (continued)
	Kronos Incorporated, Incremental Term Loan, 1st Lien,
8,291,407	VAR LIBOR USD 3 Month+3.000%, 11/01/23	8,354,049
	McAfee LLC, Closing Date USD Term Loan,
7,473,098	VAR LIBOR USD 3 Month+4.500%, 09/30/24	7,559,488
	Riverbed Technology Inc., First Amendment Term Loan, 1st Lien,
5,131,822	VAR LIBOR USD 3 Month+3.250%, 04/24/22	5,120,301
	Solera LLC, Dollar Term Loan, 1st Lien,
4,949,495	VAR LIBOR USD 3 Month+2.750%, 03/03/23	4,968,600

		46,647,855

INSURANCE — 4.5%
	Alliant Holdings Intermediate LLC, Initial Term Loan, 1st Lien,
4,970,946	VAR LIBOR USD 3 Month+3.250%, 08/12/22	5,005,469
	AssuredPartners, Cov-Lite, Term Loan B, 1st Lien,
498,747	VAR LIBOR USD 3 Month+3.250%, 10/22/24 (e)	498,747
	Asurion LLC, Amendment No. 14 Replacement Term Loan B4, 1st Lien,
6,294,649	VAR LIBOR USD 3 Month+2.750%, 08/04/22	6,339,404
	Hub International Limited, Initial Term Loan, 1st Lien,
7,119,168	VAR LIBOR USD 3 Month+3.000%, 10/02/20	7,164,659
	MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien,
6,546,391	VAR LIBOR USD 3 Month+2.750%, 06/07/23 (e)	6,582,821

		25,591,100

MACHINERY — 0.9%
	Filtration Group, Cov-Lite, Initial Term Loan,
1,923,077	VAR LIBOR USD 3 Month+3.000%, 03/29/25 (e)	1,918,269

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

MACHINERY — 0.9% (continued)
	Gardner Denver Inc., Term Loan B,
3,482,500	VAR LIBOR USD 3 Month+2.750%, 07/30/24	3,502,873

		5,421,142

MANUFACTURING — 1.3%
	Flex Acquisition Company Inc., Initial Term Loan, 1st Lien,
4,700,000	VAR LIBOR USD 3 Month+3.000%, 12/29/23	4,728,270
	Zebra Technologies Corporation, Term Loan B, 1st Lien,
3,000,000	VAR LIBOR USD 3 Month+2.000%, 10/27/21 (e)	3,019,170

		7,747,440

MEDIA/TELECOMMUNICATIONS — 17.2%
	Charter Communications Operating LLC, Term Loan B, 1st Lien,
5,985,000	VAR LIBOR USD 3 Month+2.000%, 04/30/25 (e)	6,004,931
	Consolidated Communications, Term Loan B,
5,286,651	VAR LIBOR USD 3 Month+3.000%, 10/05/23	5,227,626
	Coral-US Co-Borrower LLC, Additional Term Loan B4,
2,250,000	VAR LIBOR USD 3 Month+3.250%, 02/02/26	2,259,067
	Crown Finance US Inc., Initial Dollar Term Loan,
4,464,286	VAR LIBOR USD 3 Month+2.500%, 02/28/25	4,463,683
	Cumulus Media Holdings Inc., Initial Term Loan, 1st Lien,
4,774,475	VAR LIBOR USD 3 Month+3.250%, 12/23/20	4,034,431
	iHeartCommunications Inc., Term Loan D, 1st Lien,
15,621,429	VAR LIBOR USD 1 Month+6.750%, 01/22/19	12,387,090
	iHeartCommunications Inc., Term Loan E, 1st Lien,
4,000,000	VAR LIBOR USD 3 Month+7.500%, 07/30/19	3,163,180

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

MEDIA/TELECOMMUNICATIONS — 17.2% (continued)
	Intelsat Jackson Holdings S.A., Term Loan B3,
10,000,000	VAR LIBOR USD 3 Month+3.750%, 11/27/23	10,021,550
	Level 3 Communications, Term Loan B (2017),
12,000,000	VAR LIBOR USD 3 Month+2.250%, 02/22/24	12,036,600
	Radiate Holdco, Term Loan B,
4,466,165	VAR LIBOR USD 3 Month+3.000%, 02/01/24	4,446,023
	SBA Senior Finance II LLC, Incremental Term Loan B1,
4,189,119	VAR LIBOR USD 3 Month+2.250%, 03/24/21	4,205,541
	Univision Communications Inc., 2017 Replacement Repriced Term Loan, 1st Lien,
12,293,097	VAR LIBOR USD 3 Month+2.750%, 03/15/24	12,115,154
	Virgin Media Bristol LLC, K Facility, 1st Lien,
9,900,000	VAR LIBOR USD 3 Month+2.500%, 01/15/26	9,961,875
	Ziggo Secured Finance Partnership, Facility Term Loan E, 1st Lien,
8,350,000	VAR LIBOR USD 3 Month+2.500%, 04/15/25	8,300,860

		98,627,611

METALS & MINING — 0.8%
	BWay Holding Company, Term Loan B, 1st Lien,
4,488,693	VAR LIBOR USD 3 Month+3.250%, 04/03/24	4,516,344

RETAIL — 11.4%
	Academy, LTD., Initial Term Loan, 1st Lien,
5,697,721	VAR LIBOR USD 3 Month+4.000%, 07/01/22	4,561,026
	Albertson’s LLC, 2017-1 Term Loan B4, 1st Lien,
11,447,356	VAR LIBOR USD 3 Month+2.750%, 08/25/21	11,323,152

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

RETAIL — 11.4% (continued)
	Albertson’s LLC, 2017-1 Term Loan B5, 1st Lien,
3,300,358	VAR LIBOR USD 3 Month+3.000%, 12/21/22	3,270,110
	Albertsons LLC, 2017-1 Term Loan B6, 1st Lien,
4,588,442	VAR LIBOR USD 3 Month+3.000%, 06/22/23	4,535,239
	Belk, Inc., Closing Date Term Loan, 1st Lien,
4,187,539	VAR LIBOR USD 3 Month+4.750%, 12/12/22	3,642,216
	BJ’s Wholesale Club Inc., Term Loan B,
5,955,000	VAR LIBOR USD 3 Month+3.500%, 01/27/24	5,957,382
	Men’s Warehouse, Term Loan B2,
1,199,570	VAR LIBOR USD 3 Month+3.500%, 04/09/25 (e)	1,193,572
	Michaels Stores Inc., Cov-Lite, Term Loan B1, 1st Lien,
6,424,680	VAR LIBOR USD 3 Month+2.750%, 01/30/23 (e)	6,462,458
	Neiman Marcus Group Inc., Cov-Lite, Initial Term Loan, First Lien,
9,109,530	VAR LIBOR USD 3 Month+3.250%, 10/25/20	7,896,050
	Party City Holdings Inc., 2018 Replacement Term Loan,
3,491,139	VAR LIBOR USD 3 Month+2.750%, 08/19/22	3,508,333
	Petco Animal Supplies Inc., Term Loan, 1st Lien,
7,181,679	VAR LIBOR USD 3 Month+3.000%, 01/26/23	5,292,503
	PetSmart Inc., Term Loan B2, 1st Lien,
8,883,275	VAR LIBOR USD 3 Month+3.000%, 03/11/22	7,152,058
	Toys ‘R’ US-Delaware Inc., Term Loan B4, 1st Lien,
1,750,000	VAR LIBOR USD 3 Month+7.750%, 04/24/20 (b)	686,254

		65,480,353

SERVICE — 11.7%
	Acosta, Cov-Lite, Term Loan B1,
5,647,485	VAR LIBOR USD 3 Month+3.250%, 09/26/21	4,751,483

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

SERVICE — 11.7% (continued)
	Advanced Disposal Services, Inc., Additional Term Loan, 1st Lien,
4,457,728	VAR LIBOR USD 3 Month+2.250%, 11/10/23	4,475,381
	Advantage Sales & Marketing Inc., Initial Term Loan, 1st Lien,
7,021,741	VAR LIBOR USD 3 Month+3.250%, 07/23/21 (e)	6,893,840
	Advantage Sales & Marketing Inc., Term Loan B2, 1st Lien,
1,036,369	VAR LIBOR USD 3 Month+3.250%, 07/23/21	1,017,492
	AlixPartners LLP, 2017 Refinancing Term Loan,
3,473,684	VAR LIBOR USD 3 Month+2.750%, 04/04/24	3,494,196
	Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien,
11,883,731	VAR LIBOR USD 3 Month+2.750%, 03/01/24	11,926,097
	First Data Corporation, 2022D New Dollar Term Loan,
10,500,000	VAR LIBOR USD 3 Month+2.250%, 07/08/22	10,527,300
	First Data Corporation, 2024A New Dollar Term Loan,
9,084,903	VAR LIBOR USD 3 Month+2.250%, 04/26/24	9,108,206
	Parexel International Corporation, Initial Term Loan, 1st Lien,
894,784	VAR LIBOR USD 3 Month+2.750%, 09/27/24	896,127
	Trans Union LLC, 2017 Replacement Term Loan B3, 1st Lien,
5,785,464	VAR LIBOR USD 3 Month+2.000%, 04/10/23	5,809,878
	Weight Watchers International Inc., Initial Term Loan, 1st Lien,
4,937,500	VAR LIBOR USD 3 Month+4.750%, 11/29/24	5,007,711
	WEX Inc., Term B-2 Loan, 1st Lien,
2,992,386	VAR LIBOR USD 3 Month+2.250%, 06/30/23 (e)	3,010,250

		66,917,961

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

TRANSPORTATION — 0.3%
	YRC Worldwide Inc., Term Loan B1, 1st Lien,
1,787,987	VAR LIBOR USD 3 Month+8.500%, 07/26/22 (e)	1,805,384

UTILITIES — 7.2%
	Calpine, Cov-Lite, Term Loan B5,
4,899,282	VAR LIBOR USD 3 Month+2.500%, 01/15/24	4,918,609
	Calpine, Term Loan (2016), 1st Lien,
1,741,139	VAR LIBOR USD 3 Month+2.500%, 05/31/23	1,749,845
	Dynegy Inc., Term Loan C2, 1st Lien,
5,853,004	VAR LIBOR USD 3 Month+2.750%, 02/07/24	5,894,648
	Eastern Power LLC, Cov-Lite, Initial Term Loan, 1st Lien,
4,670,379	VAR LIBOR USD 3 Month+3.750%, 10/02/23 (e)	4,749,192
	Lightstone Holdco LLC, Refinancing Term Loan B,
5,054,749	VAR LIBOR USD 3 Month+3.750%, 01/30/24	5,088,565
	Lightstone Holdco LLC, Refinancing Term Loan C,
320,962	VAR LIBOR USD 3 Month+3.750%, 01/30/24	323,109
	NRG Energy, Inc., Term Loan B, 1st Lien,
5,442,078	VAR LIBOR USD 3 Month+1.750%, 06/30/23	5,455,683
	Texas Competitive Electric Holdings Company LLC, Escrow Loan
26,000,000	(Extending) (c) (d)	74,100
	Vistra Operations Company LLC, Cov-Lite, Term Loan B2, 1st Lien,
3,475,750	VAR LIBOR USD 3 Month+2.250%, 12/14/23	3,500,828
	Vistra Operations Company LLC, Initial Term Loan, 1st Lien,
8,258,911	VAR LIBOR USD 3 Month+2.500%, 08/04/23	8,323,124

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)

UTILITIES — 7.2% (continued)
	Vistra Operations Company LLC, Term Loan C, 1st Lien,
1,467,273	VAR LIBOR USD 3 Month+2.500%, 08/04/23	1,478,681

		41,556,384

	Total US Senior Loans (Cost $546,817,401)	539,867,768

Foreign Domiciled Senior Loans (a) — 3.6%

LUXEMBOURG — 0.8%
USD
	Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien ,
4,602,273	VAR LIBOR USD 3 Month+2.500%, 03/17/25	4,617,529

NETHERLANDS — 0.9%
USD
	Stars Group Inc., Term Loan B3 ,
4,720,627	VAR LIBOR USD 3 Month+3.500%, 08/01/21 (e)	4,747,771

UNITED KINGDOM — 1.9%
USD
	Misys Limited, Dollar Term Loan ,
11,031,156	VAR LIBOR USD 3 Month+3.500%, 06/13/24	11,033,252

	Total Foreign Domiciled Senior Loans (Cost $20,377,181)	20,398,552

Common Stock — 1.2%

UNITED STATES — 1.2%

Information Technology — 1.2%
295,079	Avaya Holdings Corp.	6,609,770

	Total Common Stock (Cost $4,687,676)	6,609,770

Number of Rights/Shares		Value ($)
Rights — 0.0%

UNITED STATES — 0.0%
431,587	Vistra Energy (fka TCEH)* (c)	240,610

	Total Rights (Cost $1,178,330)	240,610

Cash Equivalent — 7.7%
44,265,033	State Street Institutional US Government Money Market Fund, 1.227% (e) (Cost $44,265,033)	44,265,033

	Total Cash Equivalents (Cost $44,265,033)	44,265,033

Total Investments - 106.5%		611,381,733

(Cost $617,325,621)
Other Assets & Liabilities, Net - (6.5)%		(37,153,138)

Net Assets - 100.0%		574,228,595

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2018, the LIBOR USD 1 Month and LIBOR USD 3 Month rates were 1.883% and 2.312%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(c)	No expiration date.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	All or a portion of this position has not settled. Full contract rates, do not take effect until settlement date.
(f)	The rate shown is the 7-day effective yield as of March 31, 2018.
*	Non-Income producing security.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
USD — United States Dollar
VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Computers & Electronics	1.9%
Gaming/Leisure	0.9%
Transportation	0.8%

3.6%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2018, the Fund’s investments consisted of senior loans, common stock, and rights. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2018	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2018 is as follows:

	Total Market Value at 03/31/18	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$539,867,768	$—	$539,867,768	$—
Foreign Domiciled Senior Loans*	20,398,552	—	20,398,552	—
Common Stock*	6,609,770	6,609,770	—	—
Rights*	240,610	—	240,610	—
Cash Equivalent*	44,265,033	44,265,033	—	—

Total	$611,381,733	$50,874,803	$560,506,930	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended March 31, 2018, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At March 31, 2018, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1000

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: May 29, 2018